Impact of Separation (Details) - USD ($)		12 Months Ended
	Sep. 24, 2018	Dec. 31, 2018	Feb. 18, 2019	Sep. 18, 2018	Sep. 05, 2018	Aug. 28, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Increase in net assets	$ 99,600,000	$ 99,600,000
Elanco | Lilly
Debt Instrument [Line Items]
Common shares outstanding				100			293,290,000
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount						$ 2,000,000,000
Credit Facility | Revolving credit facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	750,000,000				$ 750,000,000
Credit Facility | Senior Unsecured Term Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 500,000,000				$ 500,000,000
Subsequent Event | Elanco | Lilly
Debt Instrument [Line Items]
Common shares outstanding			293,290,000
Ownership percentage of outstanding Common stock			80.20%